Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 3,293,573	$ 504,762	¥ 1,113,193
Restricted cash	164,889	25,270	1,392
Short-term deposits	5,974,790	915,677	6,743,445
Short-term investments	1,206,539	184,910	2,219,531
Accounts receivable, net of allowance of RMB922 and RMB4,449 for 2019 and 2020, respectively	71,237	10,918	61,708
Amounts due from related parties, net of allowance of nil and RMB299 for 2019 and 2020, respectively	64,802	9,931	51,936
Prepayments and other current assets, net of allowance of nil and RMB324 for 2019 and 2020, respectively	495,108	75,879	400,615
Total current assets	11,270,938	1,727,347	10,591,820
Non-current assets
Deferred tax assets	48,313	7,404	45,816
Investments	467,206	71,602	379,424
Property and equipment, net	94,555	14,491	96,686
Intangible assets, net	62,796	9,624	45,085
Right-of-use assets, net	87,418	13,397	102,824
Prepayments and other non-current assets	379,461	58,155	104,895
Total non-current assets	1,139,749	174,673	774,730
Total assets	12,410,687	1,902,020	11,366,550
Current liabilities
Accounts payable (including amounts of the consolidated variable interest entity and its subsidiaries ("VIEs") without recourse to the Company of RMB1,057 and RMB4,706 as of December 31, 2019 and 2020, respectively)	10,083	1,545	3,725
Advances from customers and deferred revenue (including amounts of the consolidated VIEs without recourse to the Company of RMB842,355 and RMB473,492 as of December 31, 2019 and 2020, respectively)	485,878	74,464	845,966
Income taxes payable (including amounts of the consolidated VIEs without recourse to the Company of RMB20,397 and RMB53,317 as of December 31, 2019 and 2020, respectively)	56,861	8,714	26,051
Accrued liabilities and other current liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB989,274 and RMB492,164 as of December 31, 2019 and 2020, respectively)	1,707,289	261,654	1,460,025
Amounts due to related parties (including amounts of the consolidated VIEs without recourse to the Company of RMB77,169 and RMB31,791 as of December 31, 2019 and 2020, respectively)	95,457	14,629	79,032
Lease liabilities due within one year (including amounts of the consolidated VIEs without recourse to the Company of RMB5,418 and RMB757 as of December 31, 2019 and 2020, respectively)	29,227	4,479	31,878
Total current liabilities	2,384,795	365,485	2,446,677
Non-current liabilities
Lease liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB4,800 and nil as of December 31, 2019 and 2020, respectively)	57,620	8,831	70,110
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to the Company of nil and RMB540 as of December 31, 2019 and 2020, respectively)	13,350	2,046
Deferred revenue (including amounts of the consolidated VIEs without recourse to the Company of RMB164,913 and RMB178,144 as of December 31, 2019 and 2020, respectively)	178,144	27,302	164,913
Total non-current liabilities	249,114	38,179	235,023
Total liabilities	2,633,909	403,664	2,681,700
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	11,465,575	1,757,176	10,081,946
Statutory reserves	122,429	18,763	64,679
Accumulated deficit	(1,883,643)	(288,681)	(1,986,054)
Accumulated other comprehensive income	72,262	11,075	524,135
Total shareholders' equity	9,776,778	1,498,356	8,684,850
Total liabilities and shareholders' equity	12,410,687	1,902,020	11,366,550
Common Class A (US$0.0001 par value; 750,000,000 and 750,000,000 shares authorized, 67,101,314 and 83,490,841 shares issued and outstanding as of December 31, 2019 and 2020, respectively) [Member]
Shareholders' equity
Ordinary shares	55	8	44
Total shareholders' equity	55		44
Common Class B (US$0.0001 par value; 200,000,000 and 200,000,000 shares authorized, 152,357,321 and 152,357,321 shares issued and outstanding as of December 31, 2019 and 2020, respectively) [Member]
Shareholders' equity
Ordinary shares	100	$ 15	100
Total shareholders' equity	¥ 100		¥ 100